UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22429
(Investment Company Act File Number)

Institutional Investor Trust
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

Corporation Service Company, 84 State Street, Boston, MA 02109
(Name and Address of Agent for Service)

941-493-3600
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2010
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

Sector Allocation Model Fund
Schedule of Investments
September 30, 2010
(Unaudited)

EXCHANGE TRADED FUNDS: 98.7%	Shares	Value
Consumer Discretionary (14.29% Consumer Discretionary Select Sector SPDR (XLY)	32,460	1,084,489
Consumer Staples (14.33%) Comsumer Staples Select Sector SPDR (XLP)	39,000	1,087,320
Financials (14.18%) Financial Select Sector SPDR (XLI)	75,007	1,075,938
Industrials (14.34%) Industrial Select Sector SPDR (XLI)	34,783	1,088,012
Materials (14.17%) Materials Select Sector SPDR (XLB)	32,814	1,075,643
Technology (14.34%) Technology Select Sector SPDR (XLK)	47,269	1,088,132
Utilities (14.36%) Utilities Select Sector SPDR (XLU)	34,729	1,089,796
Total Exchange Traded Funds (Identified Cost $7,608,389)		$7,589,330
TOTAL INVESTMENTS: 98.7% (Identified Cost $7,608,389)		$7,589,330
Cash & Equivalents: 31.5%*		$2,420,706
Other Assets & Liabilities, Net: -30.2%**		-$2,322,117
NET ASSETS: 100.0%		$7,687,919

*	Non-restricted collateralized interest-earning bank account deposit
**	Other Assets & Liabilities Net
	Other Assets
	Accrued Interest	347
	Securities Sold	15,668
	Pre-Paid Expenses	1
	Total Other Assets	16,016
	Other Liabilities
	Advisor Fee Payable	-1,217
	Securities Bought	-2,336,510
	Accumulated Expense	-406
	Total Other Liabilities	-2,338,133

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	November 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Institutional Investor TRust
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	November 11, 2010

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for Institutional Investor Trust.